Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Other Current Liabilities
OTHER CURRENT LIABILITIES

($ millions)	2017	2016
Long-term compensation liability (1)	17.7	—
Lease inducement	3.4	—
Onerous contracts provision	2.9	—
Decommissioning liability	33.7	23.7
Other current liabilities	57.7	23.7

(1)	The current portion of long-term compensation liability relates to the PSU Plan. See Note 22 - "Share-based Compensation" for additional information.